Preferred, Common Shares and Additional paid in capital (Details Narrative) $ / shares in Units, $ in Thousands	6 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Jul. 01, 2021 USD ($)	Sep. 21, 2023 $ / shares shares	Oct. 30, 2023 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	May 16, 2023 USD ($) shares	Aug. 05, 2021 shares
Treasury Stock, Retired, Cost Method, Amount | $						$ 0
Offering price per program | $				$ 13,024	$ 19,347
Proceeds from Issuance of Common Stock | $				13,165	19,792	(0)
Payments of Dividends | $				$ 158,052	$ 668,464	$ 230,473
Common Stock, Dividends, Per Share, Cash Paid | $ / shares				$ 1.57	$ 6.50	$ 2.25
Payments of dividends outstanding | $						$ 233
At-the-market equity offering programs [Member]
Number of shares sold				678,282	654,690	0
Proceeds from Issuance of Common Stock | $				$ 13,165	$ 19,792
Sales Agents [Member]
Number of offering programs	2
Offering price per program | $	$ 75,000
Eneti Acquisition Vessels [Member]
Number of shares issued as part of the consideration						3,000,000
E.R. Acquisition Vessels [Member]
Number of shares issued as part of the consideration						2,100,000
Share Repurchase Program [Member]
Cancellation amount of the remaining stock repurchase plan authorized | $							$ 8,549
Share Repurchase Program [Member] | Open Market Transactions [Member]
Treasury Stock, Shares, Acquired				638,572	790,011	466,268
Treasury Stock, Retired, Cost Method, Amount | $				$ 13,056	$ 20,068	$ 10,278
Maximum [Member] | Share Repurchase Program [Member]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased								50,000,000
Maximum [Member] | New Share Repurchase Program [Member]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased							50,000,000
Preferred Stock [Member]
Preferred Stock, Shares Authorized				25,000,000	25,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares				$ 0.01	$ 0.01
Preferred Stock [Member] | Maximum [Member]
Preferred Stock, Shares Authorized				25,000,000
Common stock [Member]
Common Shares - Par Value | $ / shares				$ 0.01
Treasury Stock, Shares, Retired						6,971
Stock issued during period, share based compensation				1,126,472	697,979	521,310
Common stock [Member] | First Oaktree Share Repurchase [Member]
Treasury Stock, Shares, Retired		10,000,000
Shares Acquired, Average Cost Per Share | $ / shares		$ 18.50
Common stock [Member] | Second Oaktree Share Repurchase [Member]
Treasury Stock, Shares, Retired			10,000,000
Shares Acquired, Average Cost Per Share | $ / shares			$ 19.50
Common stock [Member] | Maximum [Member]
Common Shares - Shares Authorized				300,000,000